Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Parent Company Deficit [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 16	$ (16)	$ (117)		$ (117)
Balance, shares at Dec. 31, 2017	16,131
Net transfer from Parent Company			523		523
Net loss			(524)		(524)
Balance at Dec. 31, 2018	$ 16	(16)	(118)		(118)
Balance, shares at Dec. 31, 2018	16,131
Net transfer from Parent Company			514		514
Consummation of the carve-out		207	(207)
Capital contribution from Parent Company		720			720
Sale of assets to Parent Company		168			168
Effect of reverse recapitalization	$ 11	3,029			3,040
Effect of reverse recapitalization, shares	10,754
Stock based compensation		27			27
Net loss			(189)	(1,640)	(1,829)
Balance at Dec. 31, 2019	$ 27	4,135		(1,640)	2,522
Balance, shares at Dec. 31, 2019	26,885
Stock based compensation		701			701
Issuance of shares and warrants	$ 2	907			909
Issuance of shares and warrants,shares	1,960
Net loss				(1,413)	(1,413)
Balance at Mar. 31, 2020	$ 29	5,743		(3,053)	2,719
Balance, shares at Mar. 31, 2020	28,845
Balance at Dec. 31, 2019	$ 27	4,135		(1,640)	2,522
Balance, shares at Dec. 31, 2019	26,885
Stock based compensation		1,141			1,141
Issuance of shares and warrants	$ 6	2,852			2,858
Issuance of shares and warrants,shares	6,092
Exercise of warrants	$ 3	1,726			1,729
Exercise of warrants, shares	2,993
Conversion of a loan from Parent Company	$ 1	380			381
Conversion of a loan from Parent Company, shares	787
Net loss				(4,667)	(4,667)
Balance at Dec. 31, 2020	$ 37	10,234		(6,307)	3,964
Balance, shares at Dec. 31, 2020	36,757
Stock based compensation		79			79
Issuance of shares and warrants	$ 22	19,096			19,118
Issuance of shares and warrants,shares	22,222
Exercise of warrants	$ 1	780			781
Exercise of warrants, shares	1,316
Net loss				(1,606)	(1,606)
Balance at Mar. 31, 2021	$ 60	$ 30,189		$ (7,913)	$ 22,336
Balance, shares at Mar. 31, 2021	60,295